Retirement Plans - Reconciliation of Level 3 Fixed Annuity Contracts Within Fair Value Hierarchy (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Level 3 fixed annuity contracts within fair value hierarchy
Assets at fair value, Ending balance	$ 329,078	$ 278,991
Annuitization Benefit [Member]
Reconciliation of Level 3 fixed annuity contracts within fair value hierarchy
Assets at fair value, Ending balance	1,620	1,681
Significant Unobservable Inputs (Level 3) [Member]
Reconciliation of Level 3 fixed annuity contracts within fair value hierarchy
Assets at fair value, Ending balance	32,735	28,343
Significant Unobservable Inputs (Level 3) [Member] | Annuitization Benefit [Member]
Reconciliation of Level 3 fixed annuity contracts within fair value hierarchy
Assets at fair value, Beginning balance	1,681	1,538
Purchases
Benefits paid	(108)	(106)
Net gain	47	249
Assets at fair value, Ending balance	$ 1,620	$ 1,681